Prepayments and deposits (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Prepayments and deposits

	April 30, 2022 $	October 31, 2021 $
Prepaid lease deposits	1,406,347	886,951
Prepaid equipment deposits	19,845,963	3,231,836
Prepaid insurance	995,027	3,839,880
Prepaid construction charges	12,078,697	—
Other prepaids	3,879,422	688,331

	38,205,456	8,646,998

	October 31, 2021	October 31, 2020
	$	$
Prepaid lease deposits	886,951	33,501
Prepaid equipment deposits	3,231,836	—
Prepaid insurance	3,839,880	59,582
Other prepaids	688,331	870,868

	8,646,998	963,951